Financial Instruments and Fair Value Disclosure Financial Instruments and Fair Value Disclosure (Reconcilation of Beginning and Ending Balance of the Company's Level 3 Recurring Fair Value Measurements (Details) - USD ($)
$ in Thousands
		12 Months Ended
		Nov. 30, 2014	Nov. 30, 2013
Servicing Contracts [Member] | Lennar Financial Services [Member]
Fair Value Assets Measures on Recurring Basis, Unobservable Inputs [Roll Forward]
Beginning of year		$ 11,455	$ 4,749
Purchases and other	[1]	9,314	5,675
Settlements		(2,308)	(790)
Changes in fair value	[2]	(1,108)	1,821
End of year		17,353	11,455
Available-for-sale Securities [Member] | Lennar Homebuilding [Member]
Fair Value Assets Measures on Recurring Basis, Unobservable Inputs [Roll Forward]
Beginning of year		40,032	19,591
Purchases and other	[3]	21,274	25,518
Sales		(51,934)	(5,618)
Settlements	[4]	(16,271)	(207)
Investments available-for-sale changes in fair value	[5]	(7,379)	(748)
End of year		480	40,032
Loans Held For Sale [Member] | Rialto Investments [Member]
Fair Value Assets Measures on Recurring Basis, Unobservable Inputs [Roll Forward]
Beginning of year		44,228	0
Purchases and other		1,562,748	690,266
Sales		(1,494,075)	(646,266)
Interest and principal paydowns		(800)	195
Changes in fair value	[6]	1,495	33
End of year		113,596	$ 44,228
Lennar Financial Services Acquisition [Member] | Servicing Contracts [Member] | Lennar Financial Services [Member]
Fair Value Assets Measures on Recurring Basis, Unobservable Inputs [Roll Forward]
Purchases and other		$ 5,697

[1]	For the year ended November 30, 2014, purchases and retention of mortgage servicing rights included the $5.7 million acquisition of a portfolio of mortgage servicing rights.
[2]	Amount represents changes in fair value included in Lennar Financial Services revenues.
[3]	Represents investments in community development district bond that mature at 2039.
[4]	The investments available-for-sale that were settled during the year ended November 30, 2014 related to investments in community development district bonds, which were in default by the borrower and regarding which the Company redeemed the bonds.
[5]	The changes in fair value were not included in other comprehensive income because the changes in fair value were deferred as a result of the Company's continuing involvement in the underlying real estate collateral.
[6]	Amount represents changes in fair value included in Rialto revenues.